Share Capital - Summary of RSU Activity (Details) - RSU	6 Months Ended	12 Months Ended
	Dec. 31, 2024 Equityinstruments $ / shares	Dec. 31, 2025 Equityinstruments $ / shares
Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options [Line Items]
Number of stock units, beginning of period | Equityinstruments	0	1,780,614
Number of stock units, Granted | Equityinstruments	1,780,614	1,463,192
Number of stock units, Vested | Equityinstruments		(717,221)
Number of stock units, Forfeited | Equityinstruments		(35,354)
Number of stock units, end of period | Equityinstruments	1,780,614	2,491,231
Weighted average grant date fair value, beginning of period | $ / shares	$ 0	$ 1.18
Weighted average grant date fair value, Granted | $ / shares	1.18	1.33
Weighted average grant date fair value, Vested | $ / shares		1.18
Weighted average grant date fair value, Forfeited | $ / shares		1.13
Weighted average grant date fair value, end of period | $ / shares	$ 1.18	$ 1.27